SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ENERGY VAULT HOLDINGS, INC	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Equivalents
Number of money market accounts	2
Money market accounts	$ 7,708,144	$ 12,098,170
Inventory, Long Term
Inventory reserves	$ 0	$ 0